Content Assets, Net	6 Months Ended
Jun. 30, 2026
Content Assets, Net [Abstract]
CONTENT ASSETS, NET

6. CONTENT ASSETS, NET

Content assets were comprised of current content assets and non-current content assets. The useful lives of current content assets were below 12 months, while the useful lives of non-current content assets ranged from 18 months to 36 months.

Current content assets were comprised of the following:

	June 30,	December 31,
	2026	2025
Produced contents
- in development and production	$35,800	$64,500
- released	6,234,300	6,104,900
Copyrights	4,216,500	3,524,900
	10,486,600	9,694,300
Less: accumulated amortization	(9,736,400)	(8,716,300)
Less: accumulated impairment	(14,300)	(11,700)
Total	$735,900	$966,300

Non-current content assets were comprised of the following:

	June 30,	December 31,
	2026	2025

Produced contents	$581,000	$581,000
Copyrights	496,000	415,200
	1,077,000	996,200
Less: accumulated amortization	(950,500)	(882,700)
Total	$126,500	$113,500

The following is a schedule, by fiscal years, of amortization amount of content assets as of June 30, 2026:

For the six months ending December 31, 2026	$667,300
For the year ending December 31, 2027	186,300
For the year ending December 31, 2028	8,800
Total	$862,400

For the six months ended June 30, 2026 and 2025, the Company recorded amortization expenses of $1,087,900 and $2,655,400 on content assets. In addition, for the six months ended June 30, 2026 and 2025, the Company provided impairment of $14,300 and $nil on production contents in development and production, as the Company’s customers defaulted in accepting the products.